UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series
Global SmallCap Portfolio
High Income Portfolio
Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Managed Account
Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 1.2%	CFS Retail Property Trust	691,402	$ 779,810
	Kagara Ltd. (a)	237,729	63,442
	Metcash Ltd.	154,700	409,016
			1,252,268
Bermuda - 1.1%	Lazard Ltd. Class A	32,320	856,480
	Ports Design Ltd.	325,200	328,894
			1,185,374
Brazil - 0.4%	OdontoPrev SA	17,800	183,371
	Santos Brasil Participacoes SA	76,300	258,170
			441,541
Canada - 3.3%	Agnico-Eagle Mines Ltd.	17,350	920,244
	Biovail Corp.	43,100	471,083
	DiagnoCure, Inc. (a)	627,050	526,696
	Eldorado Gold Corp. (a)	78,000	610,642
	Emera, Inc.	9,900	175,596
	Grande Cache Coal Corp. (a)	386,200	220,461
	SXC Health Solutions Corp. (a)	31,200	578,760
			3,503,482
Cayman Islands - 0.9%	Ming Fai International Holdings Ltd.	2,462,800	240,574
New Oriental Education & Technology
	Group (a)(b)	7,500	358,800
	Parkson Retail Group Ltd.	462,400	411,792
			1,011,166
China - 0.4%	Shenzhen Expressway Co., Ltd.	1,249,600	465,678
Denmark - 1.8%	Novozymes A/S Class B	6,600	524,633
	TrygVesta A/S	15,075	893,063
	Vestas Wind Systems A/S (a)	11,600	558,658
			1,976,354
Finland - 0.2%	Ramirent Oyj	48,650	191,593
France - 2.5%	Bonduelle SA	13,500	913,438
	Eurofins Scientific SA	11,400	515,348
	Scor SE	49,325	1,000,323
	UBISOFT Entertainment (a)	16,700	235,120
			2,664,229
Germany - 2.8%	Gerresheimer AG	27,900	570,591
	K+S AG	9,100	429,990
	Paion AG (a)	64,950	94,169
	Petrotec AG (a)	5,600	5,234
	Rheinmetall AG	26,750	847,416
	Qiagen NV (a)	22,000	376,215
	Symrise AG	67,800	631,746
			2,955,361
Hong Kong - 1.0%	Clear Media Ltd. (a)	530,000	101,016
	Li Ning Co. Ltd.	299,300	415,711
	Shanghai Industrial Holdings Ltd.	204,600	521,380
			1,038,107
India - 0.7%	Container Corp. of India	22,800	328,464
	Pantaloon Retail India Ltd.	13,150	42,979
1

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	Pantaloon Retail India Ltd. Class B	3,215	$ -
	United Phosphorus Ltd.	185,300	350,768
	United Spirits Ltd.	1,200	14,399
			736,610
Indonesia - 0.1%	Surya Citra Media Tbk PT	4,844,750	151,132
Ireland - 1.1%	Ryanair Holdings Plc (a)(b)	49,500	1,188,990
Israel - 1.2%	Frutarom	70,300	510,683
	NICE Systems Ltd. (a)(b)	42,700	819,413
			1,330,096
Italy - 0.8%	Credito Emiliano SpA (a)	61,600	273,622
	Credito Emiliano SpA (a)	9,492	42,294
	DiaSorin SpA	11,400	206,485
	Marie Tecnimont SpA	53,200	81,390
	Milano Assicurazioni SpA	77,300	210,102
			813,893
Japan - 10.2%	Aioi Insurance Co., Ltd.	171,950	840,255
	Alpine Electronics, Inc.	29,000	204,821
	Asics Corp.	51,750	385,189
	Don Quijote Co., Ltd.	28,600	451,777
	Fukuoka Financial Group, Inc.	220,600	739,922
	Hisaka Works Ltd.	56,500	560,728
	Jupiter Telecommunications Co., Ltd.	735	694,791
	Kissei Pharmaceutical Co., Ltd.	20,000	514,987
	Koito Manufacturing Co., Ltd.	52,600	272,132
	Komori Corp.	34,300	320,675
	NGK Insulators Ltd.	26,450	339,925
	Nippon Building Fund, Inc.	54	579,333
	Osaka Securities Exchange Co., Ltd.	170	771,451
	PanaHome Corp.	70,400	415,741
	QP Corp.	23,300	301,767
	Santen Pharmaceutical Co., Ltd.	10,300	329,369
	Shizuoka Gas Co. Ltd.	96,700	572,506
	Suruga Bank Ltd.	29,800	262,288
	Suzuken Co., Ltd.	12,900	332,596
	Tokyu Land Corp.	152,100	474,586
	Tsumura & Co.	28,000	923,062
	Yamada Denki Co., Ltd.	11,350	668,723
			10,956,624
Malaysia - 0.9%	AirAsia Bhd (a)	2,110,250	508,414
	Tanjong Plc	128,600	478,385
			986,799
Mexico - 0.4%	Embotelladoras Arca SA de CV	266,550	474,945
Netherlands - 0.4%	Chicago Bridge & Iron Co. NV	37,050	417,183
Norway - 0.6%	Tandberg ASA	50,100	619,285
Philippines - 0.5%	Bank of the Philippine Islands	789,052	565,701
Singapore - 0.9%	Cityspring Infrastructure Trust	1,003,600	345,702
	Ezra Holdings Ltd.	253,700	107,569
	Noble Group Ltd.	521,400	351,251

2

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	UOL Group Ltd.	136,500	$ 174,083
			978,605
South Africa - 0.5%	Massmart Holdings Ltd.	69,900	550,443
South Korea - 0.2%	Hanmi Pharm Co. Ltd. (a)	2,275	176,746
Spain - 0.9%	Bolsas y Mercados Espanoles	6,400	138,687
	Laboratorios Farmaceuticos Rovi SA	108,300	802,131
			940,818
Sweden - 0.2%	Millicom International Cellular SA (a)(b)	4,950	190,598
Switzerland - 0.8%	Actelion Ltd. (a)	5,900	320,174
	Barry Callebaut AG	600	268,467
	Basilea Pharmaceutica Ltd. (a)	1,800	224,243
	Rieter Holding AG	700	78,616
			891,500
Taiwan - 0.2%	Taiwan Cement Corp.	375,000	250,199
Thailand - 0.2%	Mermaid Maritime PCL (a)	1,317,200	205,273
United Kingdom - 8.3%	Afren Plc (a)	771,500	241,951
	Amec Plc	40,550	329,701
	Amlin Plc	263,934	1,462,271
	Antofagasta Plc	26,500	159,349
	Aricom Plc (a)	325,600	93,502
	Britvic Plc	163,200	541,457
	Central African Mining & Exploration
	Co. Plc (a)	3,349,200	117,489
	Charter International Plc	73,450	409,008
	Climate Exchange Plc (a)	22,900	294,668
	Derwent Valley Holdings Plc	19,914	172,032
	EasyJet Plc (a)	49,450	213,043
	Game Group Plc	124,350	257,011
	Group 4 Securicor Plc	238,900	659,637
	Halfords Group Plc	133,150	480,466
	Hikma Pharmaceuticals Plc	95,400	491,190
	Intertek Group Plc	63,700	783,804
	Kesa Electricals Plc	406,200	591,889
	QinetiQ Plc	352,400	763,473
	Rexam Plc	127,900	574,367
	Rightmove Plc	46,700	113,544
	SSL International Plc	14,100	102,521
			8,852,373
United States - 44.4%	Abercrombie & Fitch Co. Class A	21,750	388,237
	Advanced Energy Industries, Inc. (a)	25,700	230,786
	Alliant Energy Corp.	11,700	337,311
	Allscripts - Misys Healthcare Solutions, Inc.	77,000	648,340
	Alpha Natural Resources, Inc. (a)	21,100	344,352
	American Superconductor Corp. (a)	39,200	634,256
	Aqua America, Inc. (c)	41,000	850,340
	Associated Banc-Corp.	7,100	111,115
	Avista Corp.	19,100	363,664
	BJ's Restaurants, Inc. (a)	30,900	342,990
3

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	BancorpSouth, Inc.	17,100	$ 323,190
	Bank of Hawaii Corp.	11,000	394,570
	Basic Energy Services, Inc. (a)	29,700	285,120
	BioMarin Pharmaceuticals, Inc. (a)	29,400	566,244
	Blackboard, Inc. (a)	37,700	957,957
	BorgWarner, Inc.	10,925	184,414
	Brocade Communications Systems, Inc. (a)	149,300	568,833
	Brooks Automation, Inc. (a)	103,300	472,081
	Cadence Design Systems, Inc. (a)	60,400	228,312
	Capital One Financial Corp.	5,700	90,288
	Celanese Corp. Series A	29,200	310,980
	Cephalon, Inc. (a)	3,700	285,566
	Chindex International Inc. (a)	19,000	114,570
	Ciena Corp. (a)	62,000	386,880
	Citrix Systems, Inc. (a)	42,600	896,304
	Comerica, Inc.	6,600	109,956
	Commerce Bancshares, Inc.	5,400	188,730
	Commercial Vehicle Group, Inc. (a)	89,300	89,300
	Complete Production Services, Inc. (a)	15,700	100,637
	ComScore, Inc. (a)	46,550	586,995
	Covanta Holding Corp. (a)	52,750	912,047
	Cullen/Frost Bankers, Inc.	31,300	1,370,001
	DSP Group, Inc. (a)	121,000	787,710
	Dean Foods Co. (a)	11,700	226,278
	Delta Air Lines, Inc. (a)	74,200	511,980
	Dick's Sporting Goods, Inc. (a)	2,300	25,323
	Digital River, Inc. (a)	26,800	663,836
	Douglas Emmett, Inc.	51,700	480,810
	Drew Industries, Inc. (a)	19,400	167,228
	EXCO Resources, Inc. (a)	27,300	276,822
	Emulex Corp. (a)	45,250	258,378
	EnergySolutions, Inc.	111,000	498,390
	FTI Consulting, Inc. (a)	15,600	639,756
	Fidelity National Title Group, Inc. Class A	69,500	1,016,090
	First Financial Bankshares, Inc.	5,800	257,462
	Foster Wheeler Ltd. (a)	6,050	120,818
	Guess?, Inc.	21,950	353,176
	Humana, Inc. (a)	9,700	367,921
	Huntington Bancshares, Inc.	34,200	98,496
	IDEX Corp.	36,100	816,221
	IPC The Hospitalist Co., Inc. (a)	45,400	868,956
	Informatica Corp. (a)	52,200	666,072
	Integrated Device Technology, Inc. (a)	61,150	351,001
	Interactive Brokers Group, Inc. Class A (a)	15,700	239,739
	International Coal Group, Inc. (a)(c)	149,100	360,822
	Intersil Corp. Class A	92,200	858,382
	Intrepid Potash, Inc. (a)	9,400	191,572
	j2 Global Communications, Inc. (a)	60,550	1,185,569
4

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	J. Crew Group, Inc. (a)	5,550	$ 55,500
	K-Swiss, Inc. Class A	20,700	221,904
	LKQ Corp. (a)	59,200	683,760
	Landstar System, Inc.	14,800	530,876
	Linear Technology Corp.	25,900	606,578
	M&T Bank Corp.	2,900	112,839
	Marvel Entertainment, Inc. (a)	31,550	867,941
	Maxim Integrated Products, Inc.	61,300	810,999
	Melco Crown Entertainment Ltd. (a)(b)	109,800	306,342
	Mentor Graphics Corp. (a)	58,100	270,746
	Merit Medical Systems, Inc. (a)	83,600	1,286,604
	MoSys, Inc. (a)(c)	69,950	145,496
	The NASDAQ OMX Group	12,400	270,568
	NRG Energy, Inc. (a)	9,200	214,912
	National Instruments Corp.	5,700	122,379
	Nordson Corp.	15,000	453,150
	Omnicare, Inc.	15,400	430,584
	Owens-Illinois, Inc. (a)	32,400	615,600
	Packaging Corp. of America	47,500	674,500
	People's United Financial, Inc.	50,900	832,724
	PetroHawk Energy Corp. (a)	55,100	1,086,021
	Phillips-Van Heusen Corp.	35,450	674,259
	Polycom, Inc. (a)	41,750	586,588
	Priceline.com, Inc. (a)	4,875	327,064
	Reinsurance Group of America, Inc.	22,800	812,364
	RenaissanceRe Holdings Ltd.	8,500	379,865
	Sanderson Farms, Inc.	10,500	379,890
	Silgan Holdings, Inc.	16,500	756,360
	St. Mary Land & Exploration Co.	21,500	416,025
	Steel Dynamics, Inc.	22,800	242,136
	Sunoco, Inc.	8,500	393,720
	SunTrust Banks, Inc.	7,500	91,950
	SupportSoft, Inc. (a)	277,950	525,326
	Sybase, Inc. (a)	33,650	918,982
	Tanger Factory Outlet Centers, Inc. (c)	32,750	992,325
	US Airways Group, Inc. (a)	47,750	270,743
	Urban Outfitters, Inc. (a)	29,400	458,052
	Ventas, Inc.	33,300	928,071
	Vishay Intertechnology, Inc. (a)	81,300	240,648
	Watsco, Inc.	8,450	279,273
	Winnebago Industries, Inc.	39,650	219,265
	Zoran Corp. (a)	178,150	1,058,211
			47,514,314
	Total Common Stocks - 89.1%		95,477,280
	Exchange-Traded Funds
	iShares MSCI Hong Kong Index Fund	20,200	202,404
	iShares Russell 2000 Index Fund	7,700	342,496
	iShares Russell Microcap Index Fund (c)	11,900	336,294
5

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
PowerShares Golden Dragon Halter USX
China Portfolio	31,950	$ 422,060
Proshares Ultrashort Oil & Gas	7,500	185,625
Total Exchange-Traded Funds - 1.4%		1,488,879
Total Long-Term Investments
(Cost - $126,616,053) - 90.5%		96,966,159
	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC
Cash Sweep Series, 0.66% (d)(e)	14,433	14,433,302
BlackRock Liquidity Series, LLC
Money Market Series, 0.77% (d)(e)(f)	1,790	1,789,650
Total Short-Term Securities (Cost - $16,222,952) - 15.1%		16,222,952
Total Investments (Cost - $142,839,005*) - 105.6%		113,189,111
Liabilities in Excess of Other Assets - (5.6)%		(6,046,217)
Net Assets - 100.0%		$ 107,142,894

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 145,115,095
Gross unrealized appreciation	$ 2,382,729
Gross unrealized depreciation	(34,308,713)
Net unrealized depreciation	$ (31,925,984)

(a) Non-income producing security.
(b) Depositary receipts.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC Cash Sweep Series	$ 14,433,302	$ 276,506
BlackRock Liquidity Series, LLC Money Market Series	$ 1,789,650	$ 48,091
Merrill Lynch Premier Institutional Fund	(9,848,300)	-

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds from securities loans.

6

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)

	• Foreign currency exchange contracts as of January 31, 2009 were as follows:
						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
CAD	31,115	USD	25,702	State Street Bank & Trust Co.	2/02/09	$ (329)
CHF	303,225	USD	264,862	State Street Bank & Trust Co.	2/02/09	(3,427)
EUR	61,853	USD	81,880	State Street Bank & Trust Co.	2/02/09	(2,688)
USD	19,034	EUR	14,380	State Street Bank & Trust Co.	2/02/09	623
GBP	60,654	USD	86,782	State Street Bank & Trust Co.	2/02/09	1,111
USD	38,025	GBP	26,583	State Street Bank & Trust Co.	2/02/09	(496)
HKD	554,872	USD	71,543	State Street Bank & Trust Co.	2/02/09	14
ILS	73,065	USD	18,080	State Street Bank & Trust Co.	2/02/09	(128)
JPY	1,253,492	USD	13,964	State Street Bank & Trust Co.	2/02/09	(10)
USD	55,381	JPY	4,971,356	State Street Bank & Trust Co.	2/02/09	40
KRW	11,166,849	USD	8,110	State Street Bank & Trust Co.	2/02/09	(15)
USD	102,299	SGD	153,418	State Street Bank & Trust Co.	2/02/09	678
AUD	66,120	USD	43,584	State Street Bank & Trust Co.	2/03/09	(1,585)
BRL	35,590	USD	15,512	Brown Brothers Harriman & Co.	2/03/09	(191)
CAD	4,011	USD	3,268	State Street Bank & Trust Co.	2/03/09	3
USD	11,612	CAD	14,252	State Street Bank & Trust Co.	2/03/09	(10)
CHF	98,409	USD	85,590	State Street Bank & Trust Co.	2/03/09	(743)
DKK	376,563	USD	66,132	State Street Bank & Trust Co.	2/03/09	(1,468)
EUR	229,087	USD	299,147	State Street Bank & Trust Co.	2/03/09	(5,847)
USD	8,599	EUR	6,636	State Street Bank & Trust Co.	2/03/09	102
GBP	211,112	USD	302,512	State Street Bank & Trust Co.	2/03/09	3,403
JPY	22,605,907	USD	251,557	State Street Bank & Trust Co.	2/03/09	98
USD	77,307	JPY	6,947,125	State Street Bank & Trust Co.	2/03/09	(30)
MXN	53,663	USD	3,831	State Street Bank & Trust Co.	2/03/09	(100)
NOK	151,241	USD	22,430	State Street Bank & Trust Co.	2/03/09	(597)
PHP	1,002,084	USD	21,195	Brown Brothers Harriman & Co.	2/03/09	(51)
SEK	67,484	USD	8,388	State Street Bank & Trust Co.	2/03/09	(323)
SGD	55,682	USD	37,025	State Street Bank & Trust Co.	2/03/09	(143)
CHF	222,932	USD	192,458	State Street Bank & Trust Co.	2/04/09	(245)
EUR	34,075	USD	43,651	State Street Bank & Trust Co.	2/04/09	(25)
USD	42,622	EUR	33,304	State Street Bank & Trust Co.	2/04/09	(16)
GBP	16,880	USD	24,348	State Street Bank & Trust Co.	2/04/09	111
USD	2,795	GBP	1,937	State Street Bank & Trust Co.	2/04/09	(12)
MXN	181,260	USD	12,804	State Street Bank & Trust Co.	2/04/09	(202)
MYR	124,636	USD	34,563	Brown Brothers Harriman & Co.	2/04/09	(24)
ZAR	198,034	USD	19,936	State Street Bank & Trust Co.	2/05/09	(570)
Total						$ (13,092)

7

Global SmallCap Portfolio of Managed Account Series Schedule of Investments January 31, 2009 (Unaudited)

•	Currency Abbreviations:
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CHF	Swiss Franc
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	HKD	Hong Kong Dollar
	ILS	Israeli Shekel
	JPY	Japanese Yen
	KRW	South Korean Won
	MXN	Mexican New Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	PHP	Philippines Peso
	SEK	Swedish Krona
	SGD	Singapore Dollar
	USD	U.S. Dollar
	ZAR	South African Rand

8

Global SmallCap Portfolio of Managed Account Series Schedule of Investments January 31, 2009 (Unaudited)

  Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the
Portfolio's investments:

Valuation	Investments in		Other Financial
Inputs	Securities		Instruments*
	Assets	Assets	Liabilities
Level 1	$ 58,080,838	-	-
Level 2	55,108,273	$ 6,183	$(19,275)
Level 3	-	-	-
Total	$ 113,189,111	$ 6,183	$(19,275)

* Other financial instruments are foreign currency exchange contracts.

Foreign currency exchange contracts are valued at the unrealized appreciation/

depreciation on the instrument.

9

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
Aerospace & Defense - 1.2%	L-3 Communications Corp., 5.875%, 1/15/15	USD	1,080	$ 988,200
Air Freight & Logistics - 0.4%	FedEx Corp, 8%, 1/15/19		280	291,266
Airlines - 0.1%	UAL Corp., 4.50%, 6/30/21 (a)		150	78,060
Auto Components - 1.7%	Allison Transmission, Inc., 11%, 11/01/15 (b)		635	352,425
	Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)		345	156,975
	The Goodyear Tire & Rubber Co., 6.318%, 12/01/09 (a)(d)		315	303,975
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		255	239,700
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		284	271,220
	Lear Corp., 8.50%, 12/01/13		35	8,050
	Lear Corp., 8.75%, 12/01/16		75	14,250
				1,346,595
Automobiles - 0.3%	Ford Capital BV, 9.50%, 6/01/10		455	186,550
	Ford Motor Co., 8.90%, 1/15/32		340	54,400
				240,950
Beverages - 0.5%	Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (b)		360	365,193
Building Products - 0.7%	Building Materials Corp. of America, 7.75%, 8/01/14		120	79,200
	Momentive Performance Materials, Inc., 11.50%, 12/01/16		305	74,725
	Ply Gem Industries, Inc., 11.75%, 6/15/13		710	394,050
				547,975
Capital Markets - 0.3%	E*Trade Financial Corp., 12.50%, 11/30/17		490	272,123
Chemicals - 1.3%	American Pacific Corp., 9%, 2/01/15		180	151,200
	CII Carbon LLC, 11.125%, 11/15/15 (b)		200	138,000
	Hexion U.S. Finance Corp., 6.649%, 11/15/14 (d)		250	20,000
	Hexion U.S. Finance Corp., 9.75%, 11/15/14		85	10,200
	Innophos, Inc., 8.875%, 8/15/14		80	62,400
	MacDermid, Inc., 9.50%, 4/15/17 (b)		350	171,500
	Rockwood Specialties Group, Inc.,
	7.625%, 11/15/14	EUR	375	321,699
	Terra Capital, Inc. Series B, 7%, 2/01/17	USD	205	186,550
				1,061,549
Commercial Services &	ARAMARK Corp., 4.67%, 2/01/15 (d)		600	486,000
Supplies - 3.9%	Allied Waste North America, Inc., 6.375%, 4/15/11		620	613,800
	Corrections Corp. of America, 7.50%, 5/01/11		330	330,000
	Corrections Corp. of America, 6.75%, 1/31/14		625	600,000
	DI Finance Series B, 9.50%, 2/15/13		261	227,070
	Mobile Services Group, Inc., 9.75%, 8/01/14		300	222,000
	US Investigations Services, Inc., 10.50%, 11/01/15 (b)		200	156,000
	West Corp., 9.50%, 10/15/14		200	136,000
	West Corp., 11%, 10/15/16		625	365,625
				3,136,495
Communications	Nortel Networks Ltd., 9.003%, 7/15/11 (d)(e)(f)		430	69,875
Equipment - 0.1%
Construction &	Dycom Industries, Inc., 8.125%, 10/15/15		300	213,750
Engineering - 0.3%

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
Construction Materials - 0.8%	Caue Finance Ltd., 8.875%, 8/01/15 (b)	USD	275	$ 279,813
	Nortek, Inc., 10%, 12/01/13		560	324,800
	Texas Industries, Inc., 7.25%, 7/15/13		35	26,425
				631,038
Containers & Packaging - 3.7%	Berry Plastics Holding Corp., 5.871%, 9/15/14 (d)		225	81,000
	Berry Plastics Holding Corp., 8.875%, 9/15/14		35	17,150
	Cascades, Inc., 7.25%, 2/15/13		650	367,250
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	920	1,119,064
	Graphic Packaging International Corp., 8.50%,
	8/15/11	USD	75	66,000
	Graphic Packaging International Corp., 9.50%, 8/15/13		640	486,400
	Impress Holdings BV, 4.219%, 9/15/13 (b)(d)		200	142,872
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		100	100,500
	Owens Brockway Glass Container, Inc., 6.75%,
	12/01/14	EUR	200	217,667
	Packaging Dynamics Finance Corp., 10%,
	5/01/16 (b)	USD	200	85,000
	Pregis Corp., 12.375%, 10/15/13		260	117,000
	Rock-Tenn Co., 5.625%, 3/15/13		190	168,625
	Smurfit-Stone Container Enterprises, Inc., 8%,
	3/15/17 (e)(f)		140	14,700
				2,983,228
Distributors - 0.6%	American Tire Distributors, Inc., 7.709%, 4/01/12 (d)		605	453,750
Diversified Financial	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		210	189,000
Services - 4.2%	FCE Bank Plc, 7.125%, 1/16/12		1,000	921,883
	FCE Bank Plc Series JD, 3.991%, 9/30/09 (d)	EUR	115	131,784
	Ford Motor Credit Co. LLC, 2.664%, 1/15/10 (d)	USD	400	324,000
	Ford Motor Credit Co. LLC, 5.70%, 1/15/10		80	67,777
	Ford Motor Credit Co. LLC, 4.01%, 1/13/12 (d)		195	120,900
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		220	150,192
	GMAC LLC, 4.403%, 12/01/14 (b)(d)		375	211,875
	GMAC LLC, 6.75%, 12/01/14 (b)		245	159,229
	Leucadia National Corp., 8.125%, 9/15/15		975	789,750
	Leucadia National Corp., 7.125%, 3/15/17		180	132,300
	Southern Star Central Corp., 6.75%, 3/01/16 (b)		180	157,500
				3,356,190
Diversified Telecommunication	Broadview Networks Holdings, Inc., 11.375%, 9/01/12		495	220,275
Services - 8.0%	Cincinnati Bell, Inc., 7.25%, 7/15/13		1,580	1,508,900
	Citizens Communications Co., 6.25%, 1/15/13		375	352,500
	Citizens Communications Co., 7.875%, 1/15/27		195	144,544
	Qwest Communications International, Inc.
	Series B, 7.50%, 2/15/14		1,645	1,406,475
	Qwest Corp., 7.50%, 10/01/14		625	568,750
	Qwest Corp., 7.50%, 6/15/23		450	333,000
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		1,000	890,000
	Windstream Corp., 8.125%, 8/01/13		450	443,250

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	Windstream Corp., 8.625%, 8/01/16	USD	550	$ 541,750
				6,409,444
Electric Utilities - 2.3%	Edison Mission Energy, 7.75%, 6/15/16		325	312,000
	Edison Mission Energy, 7%, 5/15/17		25	23,250
	Edison Mission Energy, 7.20%, 5/15/19		415	376,612
	Elwood Energy LLC, 8.159%, 7/05/26		120	94,468
	Entergy Texas, Inc., 7.125%, 2/01/19		180	175,440
	IPALCO Enterprises, Inc., 8.625%, 11/14/11 (g)		150	149,250
	IPALCO Enterprises, Inc., 7.25%, 4/01/16 (b)		150	138,750
	NSG Holdings LLC, 7.75%, 12/15/25 (b)		605	490,050
	Tenaska Alabama Partners LP, 7%, 6/30/21 (b)		133	101,457
				1,861,277
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16		370	159,100
Instruments - 0.2%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas, 7.50%,
Services - 0.8%	5/15/15		60	43,650
	Compagnie Generale de Geophysique-Veritas, 7.75%,
	5/15/17		430	307,450
	North American Energy Partners, Inc., 8.75%, 12/01/11		180	140,400
	Transocean, Inc. Series A, 1.625%, 12/15/37 (a)		160	141,600
				633,100
Food & Staples Retailing - 0.3%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		125	68,750
	Rite Aid Corp., 7.50%, 3/01/17		305	178,425
				247,175
Food Products - 0.1%	Smithfield Foods, Inc., 7.75%, 7/01/17		95	64,362
Health Care Equipment &	Biomet, Inc., 10%, 10/15/17		50	50,750
Supplies - 1.9%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (c)		195	74,100
	DJO Finance LLC, 10.875%, 11/15/14		1,200	888,000
	DJO Finance LLC, 11.75%, 11/15/14		45	28,575
	Hologic, Inc., 2%, 12/15/37 (a)		720	459,900
				1,501,325
Health Care Providers &	Community Health Systems, Inc. Series WI, 8.875%,
Services - 2.0%	7/15/15		325	312,812
	Tenet Healthcare Corp., 6.375%, 12/01/11		30	26,700
	Tenet Healthcare Corp., 6.50%, 6/01/12		1,475	1,298,000
				1,637,512
Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		1,260	1,026,900
Leisure - 4.2%	CCM Merger, Inc., 8%, 8/01/13 (b)		155	65,100
	Fontainebleau Las Vegas Holdings LLC, 10.25%,
	6/15/15 (b)		130	14,300
Galaxy Entertainment Finance Co. Ltd., 7.323%,
	12/15/10 (b)(d)		150	94,500
Galaxy Entertainment Finance Co. Ltd., 9.875%,
	12/15/12 (b)		250	130,000
	Gaylord Entertainment Co., 8%, 11/15/13		360	276,300

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)	USD	140	$ 96,600
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)		205	38,950
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (b)		313	73,555
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)		839	121,655
	Harrah's Operating Co., Inc., 10%, 12/15/18 (b)		277	99,720
	Landry's Restaurants, Inc., 9.50%, 12/15/14		285	280,725
	Little Traverse Bay Bands of Odawa Indians, 10.25%,
	2/15/14 (b)		390	202,800
	MGM Mirage, 6%, 10/01/09		255	244,163
	Mashantucket Western Pequot Tribe Series A, 8.50%,
	11/15/15 (b)		20	6,900
	Mohegan Tribal Gaming Authority, 6.125%, 2/15/13		175	114,625
	Seneca Gaming Corp., 7.25%, 5/01/12		110	88,000
Shingle Springs Tribal Gaming Authority, 9.375%,
	6/15/15 (b)		35	21,525
	Snoqualmie Entertainment Authority, 5.384%,
	2/01/14 (b)(d)		65	37,700
Tropicana Entertainment LLC Series WI, 9.625%,
	12/15/14 (e)(f)		25	312
	Virgin River Casino Corp., 9%, 1/15/12		485	58,200
	Waterford Gaming LLC, 8.625%, 9/15/14 (b)		260	182,000
	Wynn Las Vegas LLC, 6.625%, 12/01/14		100	72,875
				3,347,405
Household Durables - 0.8%	American Greetings Corp., 7.375%, 6/01/16		115	66,700
	Ashton Woods USA LLC, 9.50%, 10/01/15 (e)(f)		545	81,750
	Centex Corp., 4.55%, 11/01/10		40	35,400
	Jarden Corp., 7.50%, 5/01/17		335	241,200
	Stanley-Martin Communities LLC, 9.75%, 8/15/15		700	196,000
				621,050
IT Services - 1.3%	Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)		380	281,200
	First Data Corp., 9.875%, 9/24/15		420	235,200
	SunGard Data Systems, Inc., 9.125%, 8/15/13		250	208,750
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)		420	348,600
				1,073,750
Independent Power Producers &	Dynegy Holdings, Inc., 8.375%, 5/01/16		180	146,700
Energy Traders - 4.0%	Dynegy Holdings, Inc., 7.75%, 6/01/19		465	360,375
	Energy Future Holdings Corp., 11.25%, 11/01/17 (c)		400	232,000
	NRG Energy, Inc., 7.25%, 2/01/14		90	85,950
	NRG Energy, Inc., 7.375%, 2/01/16		1,570	1,495,425
	Texas Competitive Electric Holdings Co. LLC,
	10.25%, 11/01/15		595	440,300
	Texas Competitive Electric Holdings Co. LLC,
	10.50%, 11/01/16 (c)		790	450,300
				3,211,050

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
Industrial Conglomerates - 1.1%	Icahn Enterprises LP, 4%, 8/15/13 (a)	USD	135	$ 60,975
	Sequa Corp., 11.75%, 12/01/15 (b)		570	228,000
	Sequa Corp., 13.50%, 12/01/15 (b)(c)		930	303,435
	Tyco International Finance SA, 8.50%, 1/15/19		240	254,801
				847,211
Insurance - 0.1%	USI Holdings Corp., 6.02%, 11/15/14 (b)(d)		100	47,500
Life Sciences Tools &	Bio-Rad Laboratories, Inc., 7.50%, 8/15/13		250	227,500
Services - 0.3%
Machinery - 1.2%	Accuride Corp., 8.50%, 2/01/15		285	81,225
	American Railcar Industries, Inc., 7.50%, 3/01/14		35	24,325
	ESCO Corp., 8.625%, 12/15/13 (b)		615	479,700
	RBS Global, Inc., 8.875%, 9/01/16		70	49,000
	Titan International, Inc., 8%, 1/15/12		430	361,200
				995,450
Marine - 0.0%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		43	25,155
Media - 10.5%	Affinion Group, Inc., 10.125%, 10/15/13		335	261,300
	Barrington Broadcasting Group LLC, 10.50%, 8/15/14		650	151,125
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		340	334,050
	CSC Holdings, Inc. Series B, 8.125%, 7/15/09		50	50,250
	Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (d)		1,210	1,216,050
	Cablevision Systems Corp. Series B, 8%, 4/15/12		125	120,625
	Catalina Marketing Corp., 10.50%, 10/01/15 (b)(c)(g)		900	531,000
Charter Communications Holdings II, LLC, 10.25%,
	9/15/10 (e)(f)		450	270,000
	Charter Communications Holdings II, LLC
	Series B, 10.25%, 9/15/10 (e)(f)		305	179,950
	DIRECTV Holdings LLC, 8.375%, 3/15/13		230	231,150
	DIRECTV Holdings LLC, 7.625%, 5/15/16		125	122,812
	EchoStar DBS Corp., 6.375%, 10/01/11		100	96,000
	EchoStar DBS Corp., 7%, 10/01/13		565	536,750
	Harland Clarke Holdings Corp., 6.899%, 5/15/15 (d)		60	19,800
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		70	30,800
	Intelsat Corp., 9.25%, 6/15/16 (b)		240	219,600
	Intelsat Subsidiary Holding Co. Ltd., 8.50%, 1/15/13 (b)		170	159,375
	Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (b)		130	119,600
	Liberty Media Corp., 3.125%, 3/30/23 (a)		175	134,969
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		229	57,250
	Mediacom Broadband LLC, 8.50%, 10/15/15		230	197,800
	NTL Cable Plc, 8.75%, 4/15/14		45	38,250
	NTL Cable Plc, 9.125%, 8/15/16		625	525,000
	Nielsen Finance LLC, 11.625%, 2/01/14 (b)		300	275,250
	Nielsen Finance LLC, 10%, 8/01/14		645	570,825
	Nielsen Finance LLC, 20.589%, 8/01/16 (g)		40	16,200
	ProtoStar I Ltd., 10.50%, 10/15/12 (a)(b)(d)		191	105,241
	Rainbow National Services LLC, 10.375%, 9/01/14 (b)		296	299,700

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	Salem Communications Corp., 7.75%, 12/15/10	USD	400	$ 198,000
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		2,200	1,100,000
	TL Acquisitions, Inc., 17.078%, 7/15/15 (b)(g)		175	57,312
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)		490	221,113
				8,447,147
Metals & Mining - 3.8%	AK Steel Corp., 7.75%, 6/15/12		270	224,100
	Aleris International, Inc., 9%, 12/15/14 (c)		495	29,700
	Aleris International, Inc., 10%, 12/15/16		425	69,063
	Arch Western Finance LLC, 6.75%, 7/01/13		290	274,775
	Century Aluminum Co., 7.50%, 8/15/14		160	89,600
	Drummond Co., Inc., 7.375%, 2/15/16 (b)		295	165,200
	Evraz Group SA, 8.875%, 4/24/13 (b)		280	173,600
	Evraz Group SA, 9.50%, 4/24/18 (b)		180	108,000
	FMG Finance Property Ltd., 10.625%, 9/01/16 (b)		500	325,000
	Foundation PA Coal Co., 7.25%, 8/01/14		200	173,000
Freeport-McMoRan Copper & Gold, Inc., 7.084%,
	4/01/15 (d)		255	181,050
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17		75	62,250
	Newmont Mining Corp., 1.625%, 7/15/17 (a)		250	262,813
	Novelis, Inc., 7.25%, 2/15/15		275	154,000
	RathGibson, Inc., 11.25%, 2/15/14		255	56,100
	Ryerson, Inc., 8.545%, 11/01/14 (b)(d)		180	102,600
	Ryerson, Inc., 12%, 11/01/15 (b)		85	53,125
	Steel Dynamics, Inc., 7.375%, 11/01/12		435	391,500
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		260	150,800
				3,046,276
Multiline Retail - 0.1%	Dollar General Corp., 10.625%, 7/15/15		90	89,550
Oil, Gas & Consumable	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		700	560,000
Fuels - 10.7%	Atlas Pipeline Partners LP, 8.75%, 6/15/18		295	194,700
	Berry Petroleum Co., 8.25%, 11/01/16		175	91,437
	Chaparral Energy, Inc., 8.50%, 12/01/15		200	44,000
	Chesapeake Energy Corp., 9.50%, 2/15/15		1,025	1,004,500
	Chesapeake Energy Corp., 6.375%, 6/15/15		140	118,300
	Chesapeake Energy Corp., 7.25%, 12/15/18		560	469,000
	Chesapeake Energy Corp., 2.25%, 12/15/38 (a)		350	181,563
	Cimarex Energy Co., 7.125%, 5/01/17		420	363,300
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		325	126,750
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		525	196,875
	Corral Finans AB, 2.594%, 4/15/10 (b)(c)		65	34,940
	Denbury Resources, Inc., 7.50%, 12/15/15		110	91,300
	EXCO Resources, Inc., 7.25%, 1/15/11		430	361,200
	Encore Acquisition Co., 6%, 7/15/15		240	192,000
	Forest Oil Corp., 7.25%, 6/15/19 (b)		825	686,812
	Hess Corp., 8.125%, 2/15/19		335	342,261
	Newfield Exploration Co., 6.625%, 4/15/16		130	115,050
	Newfield Exploration Co., 7.125%, 5/15/18		75	66,187

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	OPTI Canada, Inc., 7.875%, 12/15/14	USD	250	$ 111,250
	OPTI Canada, Inc., 8.25%, 12/15/14		775	356,500
	Peabody Energy Corp., 7.375%, 11/01/16		360	351,000
	PetroHawk Energy Corp., 10.50%, 8/01/14 (b)		285	271,462
	PetroHawk Energy Corp., 7.875%, 6/01/15 (b)		500	418,750
	Range Resources Corp., 6.375%, 3/15/15		160	143,600
	Roseton-Danskammer 2001 Series B, 7.67%, 11/08/16		350	295,750
	Sabine Pass LNG LP, 7.50%, 11/30/16		130	95,713
	SandRidge Energy, Inc., 8.625%, 4/01/15 (c)		230	152,950
	SandRidge Energy, Inc., 8%, 6/01/18 (b)		400	316,000
	Southwestern Energy Co., 7.50%, 2/01/18 (b)		135	127,575
	Swift Energy Co., 7.125%, 6/01/17		475	318,250
	Tennessee Gas Pipeline Co., 8%, 2/01/16 (b)		260	258,050
	Whiting Petroleum Corp., 7.25%, 5/01/12		115	97,750
				8,554,775
Paper & Forest Products - 2.0%	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)		376	191,720
	Boise Cascade LLC, 7.125%, 10/15/14		90	46,800
	Bowater, Inc., 9%, 8/01/09		400	116,000
	Domtar Corp., 5.375%, 12/01/13		80	58,200
	Georgia-Pacific Corp., 8.125%, 5/15/11		165	159,225
	NewPage Corp., 10%, 5/01/12		1,265	487,025
	Norske Skog Canada Ltd., 7.375%, 3/01/14		100	36,000
	Verso Paper Holdings LLC Series B, 4.92%, 8/01/14 (d)		355	102,950
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14		735	301,350
	Verso Paper Holdings LLC Series B, 11.375%, 8/01/16		260	72,800
				1,572,070
Pharmaceuticals - 0.4%	Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (d)		475	249,375
	Catalent Pharma Solutions, Inc., 9.75%, 4/15/17	EUR	80	24,584
	Elan Finance Plc, 8.875%, 12/01/13	USD	75	54,000
				327,959
Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16		75	70,875
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14		400	90,000
Development - 0.1%	Realogy Corp., 12.375%, 4/15/15		171	19,665
				109,665
Road & Rail - 0.3%	CSX Corp., 7.375%, 2/01/19		250	237,884
Semiconductors & Semiconductor	Spansion, Inc., 5.328%, 6/01/13 (b)(d)		240	60,600
Equipment - 0.1%
Software - 0.0%	BMS Holdings, Inc., 10.595%, 2/15/12 (b)(c)(d)		132	32,314
Specialty Retail - 1.3%	Asbury Automotive Group, Inc., 8%, 3/15/14		200	94,000
	Asbury Automotive Group, Inc., 7.625%, 3/15/17		90	41,400
	Buffets, Inc., 12.50%, 11/01/14 (e)(f)		90	45
	General Nutrition Centers, Inc., 7.584%, 3/15/14 (c)(d)		290	175,450
	General Nutrition Centers, Inc., 10.75%, 3/15/15		350	245,000
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(g)		185	74,000
	Michaels Stores, Inc., 10%, 11/01/14		155	69,750

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	Staples, Inc., 9.75%, 1/15/14	USD	170	$ 180,809
	United Auto Group, Inc., 7.75%, 12/15/16		295	141,600
				1,022,054
Textiles, Apparel & Luxury	Levi Strauss & Co., 8.875%, 4/01/16		625	481,250
Goods - 0.6%
Thrifts & Mortgage Finance -	Residential Capital Corp., 8.375%, 6/30/10		340	163,200
0.5%	Residential Capital LLC, 8.50%, 5/15/10 (b)		305	215,025
				378,225
Tobacco - 0.3%	Vector Group Ltd., 11%, 8/15/15		350	266,000
Wireless Telecommunication	American Tower Corp., 5%, 2/15/10 (a)		190	180,500
Services - 7.4%	American Tower Corp., 7.125%, 10/15/12		35	35,175
	BCM Ireland Preferred Equity Ltd., 8.959%,
	2/15/17 (b)(c)	EUR	213	27,248
	Centennial Communications Corp., 7.185%,
	1/01/13 (d)	USD	350	344,750
	Cricket Communications, Inc., 9.375%, 11/01/14		385	350,350
	Cricket Communications, Inc., 10%, 7/15/15 (b)		535	494,875
	Crown Castle International Corp., 9%, 1/15/15		410	396,675
	Digicel Group Ltd., 8.875%, 1/15/15 (b)		465	341,775
	Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)		470	319,600
	FiberTower Corp., 9%, 11/15/12 (a)(b)		160	36,400
	FiberTower Corp., 9%, 11/15/12 (a)		50	11,375
	iPCS, Inc., 3.295%, 5/01/13 (d)		610	433,100
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		960	889,200
	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (b)		400	367,000
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)		550	445,500
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)		100	59,000
	Sprint Capital Corp., 7.625%, 1/30/11		1,100	915,750
	Sprint Capital Corp., 6.875%, 11/15/28		195	110,662
	Sprint Nextel Corp., 1.866%, 6/28/10 (d)		250	213,747
				5,972,682
	Total Corporate Bonds - 86.9%			69,614,929
	Non-US Government Agency
	Mortgage-Backed Securities
Commercial Mortgage-Backed	Crown Castle Towers LLC Series 2005-1A
Securities - 0.9%	Class AFL, 0.841%, 6/15/35 (d)		540	487,415
	Crown Castle Towers LLC Series 2005-1A
	Class AFX, 4.643%, 6/15/35 (b)		230	207,000
	Total Non-US Government Agency
	Mortgage-Backed Securities - 0.9%			694,415
	Floating Rate Loan Interests
Auto Components - 0.6%	Allison Transmission Term Loan B, 4.38% - 5.75%,
	8/07/14		249	160,481
	Dana Corp. Term Loan B, 6.75% - 8.02%, 1/31/15		650	275,059
	Delphi Automotive Systems Delay Draw
	Term Loan, 10.50%, 3/31/09		44	8,066

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Delphi Automotive Systems Term Loan, 10.50%,
	3/31/09	USD	391	$ 71,926
				515,532
Automobiles - 0.2%	Ford Motor Term Loan B, 5%, 12/15/13		299	107,203
	General Motors Corp. Term Loan B, 5.795%, 11/29/13		199	86,339
				193,542
Chemicals - 0.6%	PQ Corp. First Lien Term Loan, 4.71% - 6.72%, 5/29/16		249	148,006
	PQ Corp. Second Lien Term Loan, 9.97%, 5/29/15		750	262,500
	Solutia, Inc. Term Loan, 8.50%, 2/28/14		125	82,188
				492,694
Health Care Providers &	Community Health Systems, Inc. Delay Draw Term
Services - 0.4%	Loan, 2.72% - 3.404%, 6/18/14		17	14,515
	Community Health Systems, Inc. Term Loan B,
	4.439% - 4.446%, 7/25/14		336	283,802
				298,317
Hotels, Restaurants &	Travelport, Inc. Term Loan, 8.936%, 3/22/12		531	108,907
Leisure - 0.1%
Independent Power Producers &	Calpine Corp. Term Loan, 4.335%, 3/29/14		249	190,652
Energy Traders - 1.9%	Dynegy Holdings, Inc. Line of Credit Facility Term
	Loan, 1.97%, 4/02/13		168	141,125
	Dynegy Holdings Inc. Tranche Term Loan B, 1.97%, 4/02/13		7	5,787
	NRG Energy, Inc. Letter of Credit, 1.359%, 2/01/13		33	30,336
	NRG Energy, Inc. Term Loan B, 1.961%, 2/01/13		67	61,640
Texas Competitive Electric Holdings Co. LLC Term
	Loan B-1, 3.906% - 3.961%, 10/10/14		89	62,203
Texas Competitive Electric Holdings Co. LLC Term
	Loan B-2, 3.906% - 5.888%, 10/10/14		247	171,702
Texas Competitive Electric Holdings Co. LLC Term
	Loan B-3, 3.906% - 3.961%, 10/10/14		1,216	844,654
				1,508,099
Machinery - 0.2%	Navistar International Transportation Corp. Revolving Credit,
	3.677%, 1/19/12		67	47,111
	Navistar International Transportation Corp.
	Revolving Credit, 3.721%, 1/19/12		183	129,556
				176,667
Media - 1.1%	Education Media and Publishing Group Ltd.
	First Lien Term Loan B, 7.516%, 11/14/14		438	236,680
	Education Media and Publishing Group Ltd.
	Second Lien Term Loan, 3.721% - 7.126%, 11/14/14		1,592	477,478
Nielsen Finance LLC Term Loan B, 2.406% - 4.388%,
	8/15/13		199	158,096
				872,254
Multiline Retail - 0.4%	Dollar General Term Loan B-1, 3.079% - 6.17%, 7/03/14		410	343,375
Paper & Forest Products - 0.2%	Georgia-Pacific LLC First Lien Term Loan B,
	2.275% - 4.567%, 12/22/12		144	123,849
	Total Floating Rate Loan Interests - 5.7%			4,633,236

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks		Shares	Value
Electrical Equipment - 0.0%	SunPower Corp. Class B (e)		291	$ 7,688
Oil, Gas & Consumable	EXCO Resources, Inc. (e)		3,618	36,687
Fuels - 0.0%
Paper & Forest Products - 0.1%	Ainsworth Lumber Co. Ltd.		44,685	30,974
	Ainsworth Lumber Co. Ltd. (b)(e)		50,148	34,380
				65,354
	Total Common Stocks - 0.10%			109,729
	Preferred Securities
			Par
	Capital Trusts		(000)
Diversified Financial	Citigroup, Inc. Series E, 8.40% (d)	USD	1,455	531,410
Services - 1.3%	JPMorgan Chase & Co., 7.90% (d)		620	471,231
	Total Preferred Securities - 1.3%			1,002,641
	Total Long-Term Investments
	(Cost - $107,376,121) - 94.9%			76,054,950
			Beneficial
			Interest
	Short-Term Securities		(000)
	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 0.77% (h)(i)		5,082	5,082,058
	Total Short-Term Securities
	(Cost - $5,082,058) - 6.3%			5,082,058
	Total Investments (Cost - $112,458,179*) - 101.2%			81,137,008
	Liabilities in Excess of Other Assets - (1.2)%			(950,272)
	Net Assets - 100.0%			$ 80,186,736

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 112,622,208
Gross unrealized appreciation	$ 528,718
Gross unrealized depreciation	(32,013,918)
Net unrealized depreciation	$ (31,485,200)

(a)	Convertible security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.
(h)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income
BlackRock Liquidity Series, LLC
	Cash Sweep Series	$ 5,082,058	$ 114,919

(i)	Represents the current yield as of report date.

High Income Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)

• Foreign currency exchange contracts as of January 31, 2009 were as follows:
						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	97,617	CAD	120,000	UBS AG	3/18/09	$ (217)
EUR	35,000	USD	45,031	Citibank N.A.	2/03/09	(221)
USD	2,670,548	EUR	2,037,000	Deutsche Bank AG	3/18/09	64,074
USD	83,949	EUR	65,000	Citibank N.A.	3/18/09	777
Total						$ 64,413

• For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

• Currency Abbreviations:

CAD Canadian Dollar
EUR Euro
USD US Dollar

High Income Portfolio of Managed Account Series Schedule of Investments January 31, 2009 (Unaudited)

Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio's investments:

Valuation	Investments in
Inputs	Securities	Other Financial Instruments*
	Assets	Assets	Liabilities
Level 1	$ 75,349	$ 64,851	$ (438)
Level 2	79,668,987	-	-
Level 3	1,392,672	-	-
	$ 81,137,008	$ 64,851	$ (438)

* Other financial instruments are foreign currency exchange contracts.
Foreign currency exchange contracts are valued at the unrealized appreciation/
depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs

(Level 3) were used in determining fair value:
Investments in
Securities
Balance, as of April 30, 2008	-
Accrued discounts/premiums	$ 9,198
Realized gain (loss)	452
Change in unrealized appreciation (depreciation)	(1,614,655)
Net purchases (sales)	3,419
Net transfers in/out of Level 3	2,994,258
Balance as of January 31, 2009	$ 1,392,672

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Aerospace & Defense - 1.3%	Alliant Techsystems, Inc. (a)	7,200	$ 581,832
	Curtiss-Wright Corp.	24,300	784,890
			1,366,722
Biotechnology - 3.9%	Amylin Pharmaceuticals, Inc. (a)	97,400	1,125,944
	Biogen Idec, Inc. (a)	42,000	2,043,300
	Regeneron Pharmaceuticals, Inc. (a)	47,100	823,308
			3,992,552
Capital Markets - 1.3%	Investment Technology Group, Inc. (a)	62,600	1,357,168
Chemicals - 2.2%	Ashland, Inc.	43,727	350,690
	Cytec Industries, Inc.	34,300	701,092
	Lubrizol Corp.	36,300	1,238,556
			2,290,338
Commercial Banks - 3.1%	Cullen/Frost Bankers, Inc.	24,700	1,081,119
	First Horizon National Corp.	1	8
	First Midwest Bancorp, Inc.	76,900	769,000
	M&T Bank Corp.	13,000	505,830
	Wilmington Trust Corp.	63,100	863,839
			3,219,796
Commercial Services &	Cintas Corp.	22,000	500,500
Supplies - 1.4%	Republic Services, Inc. Class A	35,710	923,461
			1,423,961
Communications Equipment - 2.8%	Tellabs, Inc. (a)	690,400	2,851,352
Construction & Engineering - 1.8%	Foster Wheeler Ltd. (a)	37,600	750,872
	Jacobs Engineering Group, Inc. (a)	10,400	402,168
	URS Corp. (a)	21,000	715,050
			1,868,090
Diversified Telecommunication	Qwest Communications International, Inc.	285,600	919,632
Services - 0.9%
Electrical Equipment - 0.5%	Hubbell, Inc. Class B	14,700	455,700
Electronic Equipment &	Anixter International, Inc. (a)	25,100	677,198
Instruments - 1.1%	Ingram Micro, Inc. Class A (a)	32,700	401,229
			1,078,427
Energy Equipment & Services - 2.0%	BJ Services Co.	119,400	1,313,400
	Smith International, Inc.	30,100	683,270
			1,996,670
Food Products - 0.8%	Dean Foods Co. (a)	44,700	864,498
Health Care Equipment &	Kinetic Concepts, Inc. (a)	10,400	250,640
Supplies - 1.1%	Zimmer Holdings, Inc. (a)	23,700	862,680
			1,113,320
Health Care Providers &	AmerisourceBergen Corp.	25,400	922,528
Services - 0.9%
Health Care Technology - 1.7%	Cerner Corp. (a)(b)	51,100	1,723,092
Hotels, Restaurants & Leisure - 1.8%	Burger King Holdings, Inc.	42,100	936,725
	Darden Restaurants, Inc.	36,200	949,164
			1,885,889
Household Durables - 1.2%	Centex Corp.	27,500	234,025
	KB Home (b)	49,000	522,830

1

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
	Newell Rubbermaid, Inc.	52,300	$ 422,584
			1,179,439
Household Products - 1.2%	Clorox Co.	25,000	1,253,750
IT Services - 2.2%	Convergys Corp. (a)	301,700	2,271,801
Insurance - 4.4%	Axis Capital Holdings Ltd.	45,000	1,091,700
	The Hanover Insurance Group, Inc.	16,300	658,846
	MetLife, Inc.	10,100	290,173
	Prudential Financial, Inc.	10,100	260,075
	Reinsurance Group of America, Inc.	42,800	1,524,964
	W.R. Berkley Corp.	26,200	693,776
			4,519,534
Leisure Equipment & Products - 1.4% Mattel, Inc.		105,100	1,491,369
Machinery - 5.0%	AGCO Corp. (a)	34,900	742,672
	Dover Corp.	48,600	1,374,408
	Joy Global, Inc.	37,100	772,793
	Parker Hannifin Corp.	47,800	1,826,438
	Timken Co.	30,800	458,612
			5,174,923
Media - 1.6%	Harte-Hanks, Inc.	255,900	1,612,170
Multi-Utilities - 8.7%	Alliant Energy Corp.	113,600	3,275,088
	OGE Energy Corp.	106,000	2,616,080
	Wisconsin Energy Corp.	68,400	3,049,272
			8,940,440
Multiline Retail - 0.9%	Saks, Inc. (a)(b)	377,100	950,292
Oil, Gas & Consumable Fuels - 5.1%	Cabot Oil & Gas Corp. Class A	68,200	1,874,818
	Denbury Resources, Inc. (a)	25,200	308,448
	Newfield Exploration Co. (a)	72,100	1,383,599
	Plains Exploration & Production Co. (a)	81,000	1,710,720
			5,277,585
Pharmaceuticals - 3.7%	Medicis Pharmaceutical Corp. Class A	179,400	2,499,042
	Mylan, Inc. (a)	45,900	520,047
	Sepracor, Inc. (a)	52,600	799,520
			3,818,609
Real Estate Investment Trusts	Alexandria Real Estate Equities, Inc.	9,200	545,928
(REITs) - 3.1%	Cousins Properties, Inc. (b)	96,500	927,365
	Federal Realty Investment Trust	13,100	663,253
	Omega Healthcare Investors, Inc.	40,800	596,904
	UDR, Inc.	43,000	504,390
			3,237,840
Real Estate Management &	Jones Lang LaSalle, Inc.	22,400	528,864
Development - 0.5%
Road & Rail - 1.5%	J.B. Hunt Transport Services, Inc.	68,700	1,529,949
Semiconductors & Semiconductor	Broadcom Corp. Class A (a)	61,800	979,530
Equipment - 2.1%	Microchip Technology, Inc.	59,900	1,136,303
			2,115,833
Software - 5.6%	Amdocs Ltd. (a)	27,200	460,224
	Novell, Inc. (a)	636,500	2,355,050

2

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
	TIBCO Software, Inc. (a)	557,800	$ 2,984,230
			5,799,504
Specialty Retail - 1.9%	The Gap, Inc.	64,200	724,176
	Limited Brands, Inc.	93,600	741,312
	RadioShack Corp.	44,500	509,970
			1,975,458
Thrifts & Mortgage Finance - 1.7%	New York Community Bancorp, Inc.	75,500	1,000,375
	People's United Financial, Inc.	43,300	708,388
			1,708,763
	Total Common Stocks - 80.4%		82,715,858
	Exchange-Traded Funds
	iShares Dow Jones U.S. Real Estate Index Fund (b)	45,800	1,435,830
	MidCap SPDR Trust Series 1 (b)	17,100	1,547,721
	SPDR Gold Trust (a)	33,800	3,086,278
	SPDR KBW Regional Banking ETF (b)	71,900	1,491,206
	Total Exchange-Traded Funds - 7.3%		7,561,035
	Total Long-Term Investments (Cost - $117,436,361) - 87.7%		90,276,893
		Par
	Short-Term Securities	(000)
Time Deposits	Brown Brothers Harriman & Co., 0.07%, 1/30/09	$ 465	464,774
		Beneficial
		Interest
		(000)
	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 0.66% (c)(d)	12,236	12,235,989
	BlackRock Liquidity Series, LLC
	Money Market Series, 0.77% (c)(d)(e)	6,237	6,237,150
	Total Short-Term Securities (Cost - $18,937,913) - 18.5%		18,937,913
	Total Investments (Cost - $136,374,274*) - 106.2%		109,214,806
	Liabilities in Excess of Other Assets - (6.2)%		(6,328,866)
	Net Assets - 100.0%		$ 102,885,940

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 142,207,339
Gross unrealized appreciation	$ 499,364
Gross unrealized depreciation	(33,491,897)
Net unrealized depreciation	$ (32,992,533)

(a) Non-income producing security.
(b) Security or a portion of security is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC Cash Sweep Series	$ 12,235,989	$ 64,127
BlackRock Liquidity Series, LLC Money Market Series	$ 6,237,150	$ 63,575
Merrill Lynch Premier Institutional Fund	(7,241,650)	-

3

Mid Cap Value Opportunities Portfolio of Managed Account Series

Schedule of Investments January 31, 2009 (Unaudited)

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash proceeds from securities loans.
  For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4

Mid Cap Value Opportunities Portfolio of Managed Account Series

Schedule of Investments January 31, 2009 (Unaudited)

  Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 90,276,894
Level 2	18,937,912
Level 3	-
Total	$ 109,214,806

5

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

US Government Agency	Par
Mortgage-Backed Securities	(000)	Value
Fannie Mae Guaranteed Pass-Through Certificates
4.50%, 2/15/24 - 2/15/39 (a)	$ 10,900	$ 10,991,528
Fannie Mae Guaranteed Pass-Through Certificates
5.00%, 2/15/24 - 2/15/39 (a)	64,036	65,273,791
Fannie Mae Guaranteed Pass-Through Certificates
5.50%, 5/01/34 - 2/15/39 (a)(b)	55,821	57,185,975
Fannie Mae Guaranteed Pass-Through Certificates
6.00%, 5/01/37 - 10/01/38 (a)	7,267	7,497,508
Fannie Mae Guaranteed Pass-Through Certificates
6.50%, 9/01/37 - 3/15/39	6,587	6,860,428
Freddie Mac Mortgage Participation
5.00%, 2/15/39	17,300	17,564,898
Freddie Mac Mortgage Participation
5.50%, 8/01/37 - 2/15/39 (a)	35,775	36,616,325
Freddie Mac Mortgage Participation
6.00%, 10/01/36 - 11/01/38 (a)	4,227	4,365,847
Freddie Mac Mortgage Participation
6.50%, 2/15/39	2,000	2,084,376
Ginnie Mae MBS Certificates
4.50%, 3/15/39	3,000	3,010,314
Ginnie Mae MBS Certificates
5.00%, 2/15/39	2,400	2,445,749
Ginnie Mae MBS Certificates
5.50%, 2/15/39 - 3/15/39	4,800	4,899,036
Ginnie Mae MBS Certificates
6.00%, 2/21/37 - 3/21/39 (a)	9,800	10,058,231
Ginnie Mae MBS Certificates
6.50%, 2/15/39	1,500	1,554,843
Total US Government Agency
Mortgage-Backed Securities - 185.8%		230,408,849
US Government Agency Mortgage-Backed
Securities - Collateralized Mortgage Obligations
Fannie Mae Trust Series 2006-125 Class SM, 2.335%,
1/25/37 (c)(d)	2,816	208,133
Fannie Mae Trust Series 2007-30 Class JI,
5.969%, 4/25/37 (c)(d)	4,144	288,562
Fannie Mae Trust Series 2008-13 Class FB,
1.234%, 3/25/38 (c)	892	882,877
Fannie Mae Trust Series 2008-13 Class SB,
2.24%, 3/25/38 (c)(d)	2,083	158,877
Freddie Mac Multiclass Certificates Series 2411 Class
FJ, 0.805%, 12/15/29 (c)	33	32,090
Freddie Mac Multiclass Certificates Series 2971 Class
GD, 5%, 5/15/20	950	953,204

1

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	US Government Agency Mortgage - Backed	Par
	Securities - Collateralized Mortgage Obligations	(000)	Value
	Freddie Mac Multiclass Certificates Series 3288 Class
	SJ, 1.103%, 3/15/37 (c)(d)	$ 1,611	$ 123,482
	Freddie Mac Multiclass Certificates Series 3309 Class
	SG, 4.648%, 4/15/37 (c)(d)	3,053	227,961
	Total US Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage Obligations - 2.3%		2,875,186
	Asset-Backed Securities
	Citibank Credit Card Master Trust I
	Series 1997-4 Class B, 2.479%, 3/10/11 (c)	75	74,397
	Countrywide Asset Backed Certificates
	Series 2004-6 Class 2A4, 0.924%, 11/25/34 (c)	159	113,345
	Irwin Home Equity Corp. Series 2005-C Class
	1A1, 0.734%, 4/25/30 (c)	67	61,401
	Merrill Lynch First Franklin Mortgage Loan Trust Series
	2007-1 Class A2A, 0.594%, 4/25/37 (c)(e)	418	366,580
	Total Asset-Backed Securities - 0.5%		615,723
	Non-US Government Agency
	Mortgage-Backed Securities
Collateralized Mortgage	Bank of America Mortgage Securities, Inc.
Obligations - 18.7%	Series 2003-3 Class 2A1, 1.024%, 5/25/18 (c)	201	193,506
	Bank of America Mortgage Securities, Inc.
	Series 2003-10 Class 1A6, 0.924%, 1/25/34 (c)	301	284,829
	CS First Boston Mortgage Securities Corp.
	Series 2004-1 Class 4A1, 5%, 2/25/19	574	529,776
	Countrywide Alternative Loan Trust
	Series 2004-12CB Class 1A1, 5%, 7/25/19	527	460,353
	Countrywide Alternative Loan Trust
	Series 2004-24CB Class 2A1, 5%, 11/25/19	547	477,772
	Countrywide Alternative Loan Trust
	Series 2004-28CB Class 1A1, 5.50%, 1/25/35	701	515,723
	Countrywide Alternative Loan Trust
	Series 2004-J8 Class 4A1, 6%, 2/25/17	329	316,161
	Countrywide Alternative Loan Trust
	Series 2005-3CB Class 1A4, 5.25%, 3/25/35	241	189,820
	Countrywide Alternative Loan Trust
	Series 2005-21B Class A17, 6%, 6/25/35	883	556,951
	Countrywide Alternative Loan Trust
	Series 2005-21CB Class A3, 5.25%, 6/25/35	718	470,268
	Countrywide Alternative Loan Trust
	Series 2005-23CB Class A15, 5.50%, 7/25/35	1,046	683,789
	Countrywide Alternative Loan Trust
	Series 2005-28CB Class 1A5, 5.50%, 8/25/35	1,243	985,755
	Countrywide Alternative Loan Trust
	Series 2005-85CB Class 2A2, 5.50%, 2/25/36	1,150	762,497

2

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-US Government Agency	Par
Mortgage-Backed Securities	(000)	Value
Countrywide Alternative Loan Trust
Series 2005-86 Class A8, 5.50%, 2/25/36	$ 955	$ 674,140
Countrywide Alternative Loan Trust
Series 2006-19Cb Class A15, 6%, 8/25/36	1,252	775,652
Countrywide Alternative Loan Trust
Series 2006-32CB Class A10, 6%, 11/25/36	868	511,926
Countrywide Alternative Loan Trust
Series 2006-41CB Class 1A3, 6%, 1/25/37	726	449,081
Countrywide Alternative Loan Trust
Series 2006-41CB Class 2A17, 6%, 1/25/37	943	585,001
Countrywide Alternative Loan Trust
Series 2006-43CB Class 1A7, 6%, 2/25/37	408	236,356
Countrywide Alternative Loan Trust
Series 2007-2CB Class 1A15, 5.75%, 3/25/37	941	545,965
Countrywide Alternative Loan Trust
Series 2007-16CB Class 1A7, 6%, 8/25/37	980	633,749
Countrywide Alternative Loan Trust
Series 2008-2R Class 2A1, 6%, 8/25/37	779	452,388
Countrywide Alternative Loan Trust
Series 2008-2R Class 3A1, 6%, 8/25/37	1,025	595,083
Countrywide Alternative Loan Trust
Series 2008-2R Class 4A1, 6.25%, 8/25/37	1,733	1,072,850
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-HYB1 Class 2A, 5.201%, 5/20/34 (c)	620	466,229
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-J1 Class 1A1, 4.50%, 1/25/19	319	307,424
Deutsche Alt-A Securities, Inc. Alternate Loan
Trust Series 2005-1 Class 1A1, 0.974%,	938	492,431
First Horizon Alternative Mortgage Securities
Series 2005-FA1 Class 1A4, 5.50%, 3/25/35	371	265,081
GMAC Mortgage Corp. Loan Trust
Series 2006-J1 Class A1, 5.75%, 4/25/36	1,048	737,720
GSR Mortgage Loan Trust Series 2006-0A1
Class 2A1, 0.664%, 8/25/46 (c)	567	279,774
GSR Mortgage Loan Trust Series 2007-3F Class
1A2, 5%, 5/25/37	509	295,037
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1 Class 3A1, 6.027%, 3/25/37 (c)	614	439,161
JPMorgan Mortgage Trust Series 2004-S2 Class
5A1, 5.50%, 12/25/19	492	433,112
Merrill Lynch Mortgage Investors, Inc. Series 2006-A3
Class 3A1, 5.823%, 5/25/36 (c)(e)	245	130,372
Residential Accredit Loans, Inc. Series 2002-QS18 Class
A1, 5.50%, 12/25/17	979	920,484

3

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	Non-US Government Agency	Par
	Mortgage-Backed Securities	(000)	Value
	Residential Accredit Loans, Inc. Series 2005-QS4 Class
	A3, 5.50%, 4/25/35	$ 858	$ 638,550
	Residential Accredit Loans, Inc. Series 2005-QS13 Class
	1A5, 5.50%, 9/25/35	316	271,412
	Residential Funding Mortgage Securities I
	Series 2006-S10 Class 1A1, 6%, 10/25/36	984	640,448
	Residential Funding Mortgage Securities I
	Series 2007-S2 Class A3, 6%, 2/25/37	1,613	1,188,232
	Wells Fargo Alternative Loan Trust
	Series 2007-PA2 Class 1A1, 6%, 6/25/37	3,372	1,957,766
	Wells Fargo Mortgage Backed Securities Trust
	Series 2007-8 Class 2A2, 6%, 7/25/37	265	118,085
	Wells Fargo Mortgage Backed Securities Trust
	Series 2007-8 Class 2A11, 0.984%, 7/25/37 (c)	1,658	674,209
			23,214,918
Commercial Mortgage-Backed Citigroup Commercial Mortgage Trust
Securities - 0.6%	Series 2008-C7 Class A4, 6.096%, 12/10/49 (c)	500	350,032
	Commercial Mortgage Loan Trust
	Series 2008-LS1 Class A4B, 6.02%, 12/10/49 (c)	500	326,849
			676,881
	Total Non-US Government Agency
	Mortgage-Backed Securities - 19.3%		23,891,799
	Total Long-Term Investments
	(Cost - $265,037,747) - 207.9%		257,791,557
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 0.66% (e)(f)	$ 17,218	17,218,167
	Total Short-Term Securities
	(Cost - $17,218,167) - 13.9%		17,218,167
	Options Purchased	Contracts
Exchange Traded	Pay a fixed rate of 2.555% and receive a floating rate
Call Options - 0.9%	based on 3-month USD LIBOR, expiring December 2010,
	Broker, Credit Suisse First Boston	11	1,145,298
Exchange Traded	Receive a fixed rate of 2.555% and pay a floating rate
Put Options - 0.2%	based on 3-month USD LIBOR, expiring December 2010,
	Broker, Credit Suisse First Boston	11	234,987
	Total Options Purchased
	(Cost - $1,309,800) - 1.1%		1,380,285
	Total Investments Before TBA Sale Commitments
	and Options Written (Cost - $283,565,714*) - 222.9%		276,390,009
	TBA Sale Commitments
	Fannie Mae Guaranteed Pass-Through Certificates,
	4.50%, 2/15/24 - 2/15/39	(3,000)	(3,019,686)
	Fannie Mae Guaranteed Pass-Through Certificates,
	5.00%, 2/15/24 - 2/15/39	(23,100)	(23,482,582)

4

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	TBA Sale Commitments	(000)	Value
	Fannie Mae Guaranteed Pass-Through Certificates,
	5.50%, 5/01/34 - 2/15/39 (a)	$ (55,100)	$ (56,391,434)
	Fannie Mae Guaranteed Pass-Through Certificates,
	6.00%, 5/01/37 - 10/01/38 (a)	(4,600)	(4,740,875)
	Freddie Mac Mortgage Participation Certificates,
	5.50%, 8/01/37 - 2/15/39 (a)	(10,000)	(10,231,250)
	Freddie Mac Mortgage Participation Certificates,
	6.00%, 10/01/36 - 11/01/38 (a)	(900)	(928,688)
	Ginnie Mae MBS Certificates,
	6.00%, 2/21/37 - 3/21/39 (a)	(6,500)	(6,686,875)
	Total TBA Sale Commitments
	(Proceeds - $106,156,516) - (85.1)%		(105,481,390)
	Options Written	Contracts
Exchange Traded	Pay a fixed rated of 3.25% and receive a floating rate
Call Options - 0.4%	based on 3-month USD LIBOR, expiring
	December 2010, Broker, Credit Suisse First Boston	11	(471,239)
Exchange Traded	Receive a fixed rate of 3.25% and pay a floating rate
Put Options - 0.6%	based on 3-month LIBOR, expiring December 2010,
	Broker, Credit Suisse First Boston	11	(743,256)
	Total Options Written
	(Premiums Received - $1,404,150) - (1.0)%		(1,214,495)
	Total Investments, Net of TBA Sale Commitments
	and Options Written - 136.8%		169,694,124
	Liabilities in Excess of Other Assets - (36.8)%		(45,692,209)
	Net Assets - 100.0%		$ 124,001,915

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 283,782,978
Gross unrealized appreciation	$ 2,410,799
Gross unrealized depreciation	(9,803,768)
Net unrealized depreciation	$ (7,392,969)

(a) Represents or includes a "to-be-announced transaction". The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

			Unrealized
			Appreciation
Security	Counterparty	Market Value	(Depreciation)
Fannie Mae Guaranteed
Pass-Through Certificates
4.50%, 2/15/24 - 2/15/39 (a)	Barclays Capital	$ 506,875	$ (8,047)
Fannie Mae Guaranteed
Pass-Through Certificates
4.50%, 2/15/24 - 2/15/39 (a)	Citigroup	(3,019,686)	9,377
Fannie Mae Guaranteed
Pass-Through Certificates	Credit Suisse
4.50%, 2/15/24 - 2/15/39 (a)	First Boston	10,484,653	(80,628)

5

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)

			Unrealized
			Appreciation
Security	Counterparty	Market Value	(Depreciation)
Fannie Mae Guaranteed
Pass-Through Certificates	Credit Suisse
5.00%, 2/15/24 - 2/15/39	First Boston	$ (12,181,681)	$ 109,298
Fannie Mae Guaranteed
Pass-Through Certificates
5.00%, 2/15/24 - 2/15/39	Deutsche Bank AG	3,069,375	(30,938)
Fannie Mae Guaranteed
Pass-Through Certificates
5.00%, 2/15/24 - 2/15/39	JPMorgan Chase	14,231,868	(92,642)
Fannie Mae Guaranteed
Pass-Through Certificates
5.50%, 5/01/34 - 2/15/39 (b)	Citigroup	(11,462,506)	76,326
Fannie Mae Guaranteed
Pass-Through Certificates	Credit Suisse
5.50%, 5/01/34 - 2/15/39 (b)	First Boston	21,492,198	(183,740)
Fannie Mae Guaranteed
Pass-Through Certificates
5.50%, 5/01/34 - 2/15/39 (b)	Deutsche Bank AG	(4,093,752)	19,853
Fannie Mae Guaranteed
Pass-Through Certificates
5.50%, 5/01/34 - 2/15/39 (b)	JPMorgan Chase	(19,138,291)	77,236
Fannie Mae Guaranteed
Pass-Through Certificates	Morgan Stanley
5.50%, 5/01/34 - 2/15/39 (b)	Capital Services	(6,652,347)	32,261
Fannie Mae Guaranteed
Pass-Through Certificates	Credit Suisse
6.00%, 5/01/37 - 10/01/38	First Boston	(2,679,625)	11,128
Fannie Mae Guaranteed
Pass-Through Certificates
6.00%, 5/01/37 - 10/01/38	UBS Warbug	(2,061,250)	8,560
Fannie Mae Guaranteed
Pass-Through Certificates
6.50%, 9/01/37 - 3/15/39	Citigroup	726,688	(875)
Fannie Mae Guaranteed
Pass-Through Certificates
6.50%, 9/01/37 - 3/15/39	Deutsche Bank AG	1,354,031	6,804
Fannie Mae Guaranteed
Pass-Through Certificates
6.50%, 9/01/37 - 3/15/39	JPMorgan Chase	3,437,155	9,795
Freddie Mac Mortgage
5.00%, 2/15/39	Barclays Capital	6,396,466	(20,429)
Freddie Mac Mortgage
5.00%, 2/15/39	Deutsche Bank AG	11,168,432	(32,662)
Freddie Mac Mortgage
5.50%, 8/01/37 - 2/15/39	Citigroup	20,360,188	3,886

6

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)

			Unrealized
			Appreciation
Security	Counterparty	Market Value	(Depreciation)
Freddie Mac Mortgage	Credit Suisse
5.50%, 8/01/37 - 2/15/39	First Boston	$ 102,313	$ (78)
Freddie Mac Mortgage	Morgan Stanley
5.50%, 8/01/37 - 2/15/39	Capital Services	9,021	9,251
Freddie Mac Mortgage	Credit Suisse
6.00%, 10/01/36 - 11/01/38	First Boston	(928,688)	2,531
Freddie Mac Mortgage
6.50%, 2/15/39	Deutsche Bank AG	2,084,376	4,689
Ginnie Mae MBS Certificates
4.50%, 3/15/39	Citigroup	3,010,314	(18,280)
Ginnie Mae MBS Certificates	Credit Suisse
5.00%, 2/15/39	First Boston	101,906	(1,609)
Ginnie Mae MBS Certificates
5.00%, 2/15/39	Deutsche Bank AG	2,343,843	(37,736)
Ginnie Mae MBS Certificates
5.50%, 2/15/39 - 3/15/39	Banc of America	2,453,268	(357)
Ginnie Mae MBS Certificates
5.50%, 2/15/39 - 3/15/39	Citigroup	2,445,768	(16,482)
Ginnie Mae MBS Certificates
6.00%, 2/21/37 - 3/21/39	Banc of America	4,214,135	2,302
Ginnie Mae MBS Certificates
6.00%, 2/21/37 - 3/21/39	Citigroup	(2,484,280)	(6,094)
Ginnie Mae MBS Certificates
6.00%, 2/21/37 - 3/21/39	JPMorgan Chase	1,641,501	(5,499)
Ginnie Mae MBS Certificates
6.50%, 2/15/39	Banc of America	310,969	1,594
Ginnie Mae MBS Certificates	Credit Suisse
6.50%, 2/15/39	First Boston	1,140,218	(3,954)
Ginnie Mae MBS Certificates
6.50%, 2/15/39	Deutsche Bank AG	103,656	(336)
Total		$ 48,487,111	$ (155,495)

(b) All or a portion of security, has been pledged as collateral in connection with open financial futures contracts.
(c) Variable rate security. Rate shown is as of report date.
(d) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

7

U.S. Mortgage Portfolio of Managed Account Series Schedule of Investments January 31, 2009 (Unaudited)

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

			Purchase	Sale	Realized
	Affiliate		Cost	Cost	Gain (Loss)	Income
BlackRock Liquidity Series, LLC
	Cash Sweep Series	$ 17,218,167	*	-	-	$ 172,255
Merrill Lynch First Franklin Mortgage
Loan Trust Series 2007-1 Class A2A,
	5.823%, 4/25/37		-	$ 296,521	$ 8,757	$ 10,962
Merrill Lynch Mortgage Investors, Inc.
Series 2006-A3 Class 3A1,
	0.594%, 5/25/36	$ 174,653	$ 230,909		$ (355,765)	$ 27,195

* Represents net purchase cost.
(f)	Represents the current yield as of report date.
•	Financial futures contracts sold as of January 31, 2009 were as follows:

Unrealized
			Expiration	Face		Appreciation
	Contracts	Issue	Date	Value		(Depreciation)
	120	5-Year US Treasury Bond	March 2009	$ 14,118,242		$ (62,384)
	21	10-Year US Treasury Bond	March 2009	$ 2,582,108		5,999
	Total					$ (56,385)

•	Swaps outstanding as of January 31, 2009 were as follows:
				Notional		Unrealized
				Amount		Appreciation
				(000)		(Depreciation)
Receive a fixed rate of 2.805% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
	Expires February 2010			$ 5,700		$ 83,470
Receive a fixed rate of 2.63% and pay a floating rate based
on 3-month LIBOR
Broker, Citibank NA
	Expires March 2010			$ 25,600		363,897
Pay a fixed rate of 2.705% and receive a floating rate based on 3-month LIBOR
Broker, Citibank NA
	Expires April 2010			$ 17,700		(285,340)
Pay a fixed rate of 2.71% and receive a floating rate based
on 3-month LIBOR
Broker, Citibank NA
	Expires October 2010			$ 9,500		(189,630)
Receive a fixed rate of 3.4325% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
	Expires April 2013			$ 16,000		699,111

8

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)

Swaps outstanding as of January 31, 2009 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Pay a fixed rate of 2.71% and receive a floating rate based
on 3-month LIBOR
Broker, Citibank NA
Expires June 2013	$ 7,000	$ (549,753)
Receive a fixed rate of 4.03% and pay a floating rate based
on 3-month LIBOR
Broker, UBS Securities
Expires October 2013	$ 26,100	1,866,909
Pay a fixed rate of 3.51% and receive a floating rate based
on 3-month LIBOR
Broker, UBS Securities
Expires October 2013	$ 33,100	(1,595,500)
Receive a fixed rate of 2.66% and pay a floating rate based
on 3-month LIBOR
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2013	$ 23,000	188,757
Pay a fixed rate of 2.343% and receive a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires January 2014	$ 14,200	93,204
Receive a fixed rate of 4.888% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires November 2017	$ 500	75,381
Pay a fixed rate of 4.879% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires November 2017	$ 1,000	(150,022)
Pay a fixed rate of 4.897% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires November 2017	$ 1,000	(151,484)
Receive a fixed rate of 4.40% and pay a floating rate based
on 3-month LIBOR
Broker, Citibank NA
Expires May 2018	$ 4,300	492,393
Receive a fixed rate of 4.8025% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires June 2018	$ 7,000	1,031,921

9

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments January 31, 2009 (Unaudited)

Swaps outstanding as of January 31, 2009 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Receive a fixed rate of 4.865% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires June 2018	$ 7,000	$ 1,070,207
Pay a fixed rate of 4.577% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires August 2018	$ 15,800	(2,055,690)
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires September 2018	$ 4,300	(424,377)
Receive a fixed rate of 4.2225% and pay a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires October 2018	$ 2,200	222,958

Total		$ 786,412

10

U.S. Mortgage Portfolio of Managed Account Series Schedule of Investments January 31, 2009 (Unaudited)

Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair value of the Portfolio's investments:

Valuation
Inputs	Investments in Securities		Other Financial Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	-	-	$ 5,999	$ (62,384)
Level 2	$ 275,009,724	$ (105,481,390)	7,568,493	(6,616,291)
Level 3	-	-	-	-
Total	$ 275,009,724	$ (105,481,390)	$ 7,574,492	$ (6,678,675)

* Other financial instruments are futures, options and swaps contracts. Futures and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

11

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Managed Account Series

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 25, 2009